Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 36,638	€ 35,348	€ 35,260
Current and non-current derivatives (liabilities)	386	285	804
Current and non-current derivatives (assets)	(1,455)	(689)	(294)
Other comprehensive income components related to unmatured hedging instruments	114	(192)	(541)
Gross financial debt after derivatives	35,683	34,751	35,229
Assets included in the calculation of net financial debt	(10,386)	(10,481)	(11,740)
Net financial debt	25,298	24,269	23,489
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(38)	(27)	(642)
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(4,500)	(2,266)	(3,206)
Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,178)	(5,479)	(5,140)
Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,668)	(2,709)	(2,751)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	638	636	636
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,943	29,010	29,848
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,309	3,206	3,671
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	316	245	295
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,072	389	31
NEU Commercial Paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,004	1,457	555
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	250	342	154
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 105	€ 64	€ 70